Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 564,624	$ 88,602	¥ 245,428
Restricted cash (including restricted cash of the consolidated VIE and VIE’s subsidiaries that can only be used to settle obligations of the VIE of nil and RMB24,082 as of December 31, 2020 and 2021, respectively)	76,303	11,974	83,981
Short term investments	870,682	136,629	1,307,865
Accounts receivable, net of allowances of RMB28,821 and RMB27,934 as of December 31, 2020 and 2021, respectively	390,332	61,252	384,759
Contract assets, net of allowances of RMB179 and RMB53 as of December 31, 2020 and 2021, respectively	263,425	41,337	198,357
Other receivables, net	60,755	9,534	50,242
Other current assets	39,947	6,268	41,148
Total current assets	2,266,068	355,596	2,311,780
Non-current assets:
Restricted bank deposit – non-current (including restricted cash of the consolidated VIE and VIE’s subsidiaries that can only be used to settle obligations of the VIE of nil and RMB6,261 as of December 31, 2020 and 2021, respectively)	15,595	2,447	20,689
Contract assets - non-current, net of allowances of nil and RMB38 as of December 31, 2020 and 2021, respectively	192,114	30,147
Property, plant, and equipment, net	46,800	7,344	36,778
Goodwill, net	109,869	17,241	109,869
Intangible assets, net			44
Deferred tax assets	18,728	2,939	10,032
Investments in affiliates	335,808	52,696	357,661
Other non-current assets	31,459	4,936	33,743
Right of use assets	225,677	35,413	200,403
Total non-current assets	976,050	153,163	769,219
Total assets	3,242,118	508,759	3,080,999
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of nil and RMB62,132 as of December 31, 2020 and 2021, respectively)	335,721	52,682	377,386
Accrued commissions	41,837	6,565
Insurance premium payables (including insurance premium payables of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of nil and RMB24,060 as of December 31, 2020 and 2021, respectively)	24,054	3,775	25,421
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of nil and RMB37,534 as of December 31, 2020 and 2021, respectively)	178,157	27,957	188,448
Accrued payroll (including accrued payroll of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of nil and RMB2,166 as of December 31, 2020 and 2021, respectively)	111,672	17,524	105,739
Income taxes payable (including income taxes payable of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of nil and RMB6,617 as of December 31, 2020 and 2021, respectively)	130,222	20,435	145,983
Current operating lease liability (including current operating lease liability of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of nil and RMB733 as of December 31, 2020 and 2021, respectively)	87,012	13,653	86,233
Total current liabilities	908,675	142,591	929,210
Non-current liabilities:
Accrued commissions – non-current	97,869	15,357
Other tax liabilities	73,213	11,489	67,219
Deferred tax liabilities	73,716	11,568	26,380
Non-current operating lease liability (including non-current operating lease liability of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of nil and RMB553 as of December 31, 2020 and 2021, respectively)	128,283	20,130	103,526
Total non-current liabilities	373,081	58,544	197,125
Total liabilities	1,281,756	201,135	1,126,335
Commitments and contingencies
Equity:
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,073,891,784 and 1,073,891,784 shares, of which 1,073,891,784 and 1,073,891,784 shares were outstanding as of December 31, 2020 and 2021, respectively)	8,089	1,269	8,089
Statutory reserves	557,221	87,440	553,911
Retained earnings	1,311,715	205,837	1,306,554
Accumulated other comprehensive loss	(39,140)	(6,142)	(34,995)
Total shareholders’ equity	1,837,885	288,404	1,833,559
Noncontrolling interests	122,477	19,220	121,105
Total equity	1,960,362	307,624	1,954,664
Total liabilities and shareholders’ equity	¥ 3,242,118	$ 508,759	¥ 3,080,999